Quarterly Report
July 31, 2023
MFS®  Global Growth Fund
WGF-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Alcoholic Beverages – 2.2%
Diageo PLC	236,309	$10,303,502
Kweichow Moutai Co. Ltd.	31,767	8,359,098
		$18,662,600
Apparel Manufacturers – 4.9%
Adidas AG	54,380	$11,001,509
Burberry Group PLC	269,501	7,688,559
LVMH Moet Hennessy Louis Vuitton SE	13,805	12,872,968
NIKE, Inc., “B”	92,994	10,265,608
		$41,828,644
Automotive – 1.4%
Aptiv PLC (a)	106,699	$11,682,473
Broadcasting – 0.6%
Walt Disney Co. (a)	53,945	$4,795,171
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management Ltd.	170,618	$5,755,196
Charles Schwab Corp.	114,741	7,584,380
		$13,339,576
Business Services – 8.5%
Accenture PLC, “A”	78,454	$24,818,923
CGI, Inc. (a)	129,550	13,164,752
Equifax, Inc.	41,082	8,384,014
Experian PLC	108,824	4,202,348
Fiserv, Inc. (a)	92,629	11,690,706
Thomson Reuters Corp.	27,036	3,649,496
Verisk Analytics, Inc., “A”	27,131	6,211,371
		$72,121,610
Computer Software – 9.6%
Adobe Systems, Inc. (a)	32,330	$17,657,676
Black Knight, Inc. (a)	149,437	10,508,410
Microsoft Corp.	158,990	53,407,921
		$81,574,007
Computer Software - Systems – 3.2%
Apple, Inc.	114,434	$22,480,559
Samsung Electronics Co. Ltd.	89,716	4,912,860
		$27,393,419
Construction – 2.5%
Otis Worldwide Corp.	103,620	$9,425,275
Sherwin-Williams Co.	41,731	11,538,622
		$20,963,897
Consumer Products – 2.9%
Church & Dwight Co., Inc.	170,032	$16,266,961
Estee Lauder Cos., Inc., “A”	44,892	8,080,560
		$24,347,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.9%
Amphenol Corp., “A”	185,984	$16,424,247
Fortive Corp.	127,188	9,965,180
Hubbell, Inc.	13,037	4,067,544
Schneider Electric SE	62,534	11,141,244
TE Connectivity Ltd.	62,110	8,912,164
		$50,510,379
Electronics – 4.8%
Analog Devices, Inc.	77,264	$15,416,486
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	205,417	20,367,095
Texas Instruments, Inc.	27,466	4,943,880
		$40,727,461
Food & Beverages – 2.7%
McCormick & Co., Inc.	132,293	$11,837,578
Nestle S.A.	75,751	9,284,177
PepsiCo, Inc.	8,489	1,591,348
		$22,713,103
General Merchandise – 1.8%
B&M European Value Retail S.A.	1,391,084	$9,875,990
Dollarama, Inc.	80,890	5,328,256
		$15,204,246
Insurance – 2.5%
Aon PLC	42,922	$13,670,657
Marsh & McLennan Cos., Inc.	38,786	7,308,058
		$20,978,715
Internet – 10.0%
Alphabet, Inc., “A” (a)	285,481	$37,889,038
Gartner, Inc. (a)	36,460	12,891,891
NAVER Corp.	86,212	15,353,332
Tencent Holdings Ltd.	422,900	19,217,551
		$85,351,812
Leisure & Toys – 0.9%
Electronic Arts, Inc.	57,879	$7,891,802
Machinery & Tools – 1.8%
Daikin Industries Ltd.	28,800	$5,807,978
Eaton Corp. PLC	47,533	9,759,476
		$15,567,454
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	73,665	$18,520,118
Medical Equipment – 9.1%
Abbott Laboratories	38,152	$4,247,462
Agilent Technologies, Inc.	88,391	10,763,372
Becton, Dickinson and Co.	30,612	8,529,116
Boston Scientific Corp. (a)	245,620	12,735,397
Danaher Corp.	41,348	10,546,221
STERIS PLC	68,889	15,537,914
Stryker Corp.	17,768	5,035,629
Thermo Fisher Scientific, Inc.	17,502	9,602,647
		$76,997,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 7.7%
Credicorp Ltd.	43,418	$6,818,797
HDFC Bank Ltd.	653,451	13,118,476
Julius Baer Group Ltd.	70,621	4,988,537
Mastercard, Inc., “A”	15,493	6,108,580
Moody's Corp.	29,204	10,301,711
Visa, Inc., “A”	100,919	23,991,474
		$65,327,575
Pharmaceuticals – 1.0%
Roche Holding AG	28,118	$8,725,108
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	59,495	$7,470,365
Railroad & Shipping – 2.5%
Canadian Pacific Kansas City Ltd.	263,602	$21,691,809
Restaurants – 0.6%
Starbucks Corp.	53,781	$5,462,536
Specialty Chemicals – 0.8%
Sika AG	23,381	$7,257,883
Specialty Stores – 2.4%
Ross Stores, Inc.	96,207	$11,029,171
TJX Cos., Inc.	105,799	9,154,787
		$20,183,958
Telecommunications - Wireless – 2.5%
American Tower Corp., REIT	64,538	$12,282,227
Cellnex Telecom S.A.	226,887	9,265,028
		$21,547,255
Utilities - Electric Power – 1.1%
Xcel Energy, Inc.	146,097	$9,164,665
Total Common Stocks		$838,002,920
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.25% (v)	10,719,851	$10,719,851

Other Assets, Less Liabilities – 0.1%		1,194,881
Net Assets – 100.0%		$849,917,652
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,719,851 and $838,002,920, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$838,002,920	$—	$—	$838,002,920
Mutual Funds	10,719,851	—	—	10,719,851
Total	$848,722,771	$—	$—	$848,722,771
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,633,510	$80,568,579	$73,482,502	$261	$3	$10,719,851
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$279,052	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2023, are as follows:
United States	69.7%
Canada	5.8%
United Kingdom	3.8%
Switzerland	3.6%
China	3.2%
France	2.8%
Taiwan	2.4%
South Korea	2.4%
India	1.5%
Other Countries	4.8%